Income and expenses	12 Months Ended
Dec. 31, 2018
Income and expenses
Income and expenses

25.   Income and expenses

25.1 Sales

Sales by segment for the years ended December 31 are as follows:

	2018	2017	2016
	US$'000	US$'000	US$'000
Electrometallurgy - North America	710,716	541,143	521,192
Electrometallurgy - Europe	1,447,973	1,083,200	949,547
Electrometallurgy - South Africa	208,543	122,504	142,160
Other segments	94,111	60,199	90,337
Eliminations	(187,305)	(65,353)	(127,199)
Total	2,274,038	1,741,693	1,576,037

Sales by geographical area for the years ended December 31 are as follows:

	2018	2017	2016
	US$'000	US$'000	US$'000
Spain	274,769	253,991	201,403
Germany	359,737	245,152	241,046
Italy	138,796	94,590	90,267
Other EU Countries	487,340	340,877	236,746
USA	674,243	547,309	563,619
Rest of World	339,153	259,774	242,956
Total	2,274,038	1,741,693	1,576,037

25.2 Staff costs

Staff costs are comprised of the following for the years ended December 31:

	2018	2017	2016
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	265,405	222,733	212,098
Pension plan contributions	12,136	13,631	10,647
Employee benefit costs	63,523	65,599	73,654
Total	341,064	301,963	296,399

25.3 Depreciation and amortization charges, operating allowances and write-downs

Depreciation and amortization charges, operating allowances and write-downs are comprised of the following for the years ended December 31:

	2018	2017	2016
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	9,312	8,440	12,649
Depreciation of property, plant and equipment (Note 9)	109,832	94,051	105,695
Other write-downs and reversals	(7)	2,038	7,333
Total	119,137	104,529	125,677

Included within other write-downs and reversals for the years ended December 31, 2017 and 2016 are amounts of $1,784 thousand and $7,578 thousand, respectively, relating to the change in impairment losses on uncollectible trade receivables.

25.4 Finance income and finance costs

Finance income is comprised of the following for the year ended December 31:

	2018	2017	2016
	US$'000	US$'000	US$'000
Finance income of related parties (Note 23)	72	224	74
Other finance income	5,302	3,484	1,462
Total	5,374	3,708	1,536

Finance costs are comprised of the following for the year ended December 31:

	2018	2017	2016
	US$'000	US$'000	US$'000
Interest on debt instruments	34,188	28,961	—
Interest on loans and credit facilities	8,249	15,834	18,630
Interest on note and bill discounting	205	7,403	1,503
Interest on interest rate swaps	1,710	2,689	2,525
Interest on finance leases	2,974	2,917	3,186
Trade receivables securitization expense (Note 10)	12,097	7,256	—
Other finance costs	2,599	352	4,407
Total	62,022	65,412	30,251

25.5 Impairment losses and net loss (gain) due to changes in the value of assets

Impairment losses and net loss (gain) due to changes in the value of assets are comprised of the following for the years ended December 31:

	2018	2017	2016
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 7)	—	30,618	194,612
Impairment of intangible assets (Note 8)	16,073	443	230
Impairment of property, plant and equipment (Note 9)	42,846	(104)	67,624
Impairment of non-current financial assets (Note 10)	—	—	5,623
Impairment losses	58,919	30,957	268,089

(Increase) decrease in fair value of biological assets (Note 28)	7,615	(7,504)	(1,891)
Other (gain) loss	8	—	—
Net (gain) loss due to changes in the value of assets	7,623	(7,504)	(1,891)

25.6 Loss (gain) on disposal of non-current assets

Loss (gain) on disposal of non-current assets is comprised of the following for the years ended December 31:

	2018	2017	2016
	US$'000	US$'000	US$'000
Loss on disposal of intangible assets	—	503	—
Gain on disposal of property, plant and equipment	(2,950)	(1,779)	(468)
Loss on disposal of property, plant and equipment	162	3,733	—
(Gain) loss on disposal of other non-current assets	(29)	1,859	128
Gain on disposal of subsidiary	(11,747)	—	—
Total	(14,564)	4,316	(340)

On December 31, 2018, the Company completed the sale of its majority interest in its Spanish subsidiary Hidro Nitro Española S.A. to an entity sponsored by a Spanish renewable energies fund. The Company received net cash proceeds of $20,533 thousand and recognized a gain on disposal of $11,747 thousand.